Note 22 - Assets and Liabilities under reinsurance and insurance contracts - Technical Reserves by type of insurance product (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Technical reserves by type of insurance product
Mathematical reserves	€ 9,224	€ 8,504
Provision for unpaid claims reported	656	662
ProvisionsForUnexpiredRisksAndOtherProvisions	754	668
Total Liabilities Under Reinsurance and Insurance Contracts	€ 10,634	€ 9,834